Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows:

			Original
	December 31,		Useful Life
	2013	2012	Years
Land	$1,983,849	$1,974,527
Land improvements	403,846	493,195	15
Leasehold improvements	1,083,051	1,083,051	15
Buildings	5,364,095	5,440,002	39
Furniture, fixtures & equipment	4,755,820	5,147,358	3 - 7

Total	13,590,661	14,138,133
Less accumulated depreciation	6,590,071	7,638,477

Premises and equipment, net	$7,000,590	$6,499,656

Charges to operations for depreciation approximated $564,194, $529,109, and $486,179 for 2013, 2012, and 2011, respectively.